Related Party Transactions	12 Months Ended
Apr. 30, 2026
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
14.
RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; R. Scott Areglado, CFO; Joseph Scheffler, former Interim CFO; Kristin Taylor, former CFO; Thomas Lynch, CBO; Dr. Ilse Roodink, former Chief Scientific Officer. During the years ended April 30, 2026, 2025, and 2024, the compensation for key management is as follows:

(in thousands)	2026 $	2025 $	2024 $
Salaries and other short-term benefits	3,796	3,828	2,454
Severance (included in salaries)	—	—	60
Share-based expense	912	386	928
Director compensation (included in salaries)	237	275	343
	4,945	4,489	3,785

At April 30, 2026, included in accounts payable and accrued liabilities is $0.9 million (April 30, 2025 - nil and 2024 - $0.3 million) due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.